Fair values of financial instruments - Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Temporary equity
Redeemable non-controlling interest	$ 0	$ 57
Fair value, recurring basis | Level 1
Assets
Cash and cash equivalents	526	1,115
Restricted cash	197	242
Marketable securities	8	11
Fair value, recurring basis | Level 3
Assets
Related party loans receivable	13	35
Temporary equity
Redeemable non-controlling interest	0	57
Fair value, recurring basis | Level 2 | Interest rate cap
Assets
Interest rate cap	$ 0	$ 3